Annual Operating Expenses {- Franklin Global Allocation Fund} - Franklin Global Allocation Fund-01 - Franklin Global Allocation Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fees	0.58%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%	[1]
Total annual Fund operating expenses	0.95%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.95%	[1],[2]
Class C
Operating Expenses:
Management fees	0.58%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.12%	[1]
Total annual Fund operating expenses	1.70%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.70%	[1],[2]
Class R
Operating Expenses:
Management fees	0.58%	[1]
Distribution and service (12b-1) fees	0.50%
Other expenses	0.12%	[1]
Total annual Fund operating expenses	1.20%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.20%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.58%	[1]
Distribution and service (12b-1) fees	none
Other expenses	3.20%	[1]
Total annual Fund operating expenses	3.78%	[1]
Fee waiver and/or expense reimbursement	(3.16%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.62%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	0.58%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.12%	[1]
Total annual Fund operating expenses	0.70%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.70%	[1],[2]

[1]

1. The fees and expenses in the table above have been restated to reflect the addition of the management fee for the Fund, as well as changes in other expenses and acquired fund fees and expenses due to changes in the Fund’s investment strategies effective on February 1, 2021. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that the transfer agency fees for that class do not exceed 0.03% until April 30, 2022. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.